Business Acquisitions (Details) - Schedule of Assets and Liabilities Assumed - Advanced Veterinary Care of Pasco [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Consideration:
Cash paid prior to the time of closing	$ 1,390,000	$ 850,000
Note Payable	400,000	164,000
Acquisition costs included in general and administrative	39,535	25,315
Recognized amounts of identifiable assets acquired
Inventory	74,405	35,000
Building	445,786
Land	144,214
Furniture, fixtures & equipment	64,058	144,904
Trademark (5-year life)	264,500	97,600
Non-compete agreement (2-year life)	44,000	25,500
Client list (5-year life)	220,000	157,000
Total identifiable net assets assumed	1,256,963	460,004
Goodwill	533,037	553,996
Total	$ 1,790,000	$ 1,014,000